Average Annual Total Returns			24 Months Ended	61 Months Ended	72 Months Ended
		Jun. 17, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
ICE Exchange-Listed Preferred & Hybrid Securities Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1],[2]	ICE Exchange-Listed Preferred & Hybrid Securities Index1(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1],[2]		8.48%	2.97%	2.69%
Performance Inception Date		Nov. 19, 2019
ICE 0-5 Year Duration Exchange-Listed Preferred & Hybrid Securities Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	ICE 0-5 Year Duration Exchange-Listed Preferred & Hybrid Securities Index2(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		6.50%	2.41%	2.23%
Performance Inception Date		Nov. 19, 2019
Bloomberg U.S. Aggregate Bond (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Bloomberg U.S. Aggregate Bond Index1(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[2]		1.25%	(0.29%)	(0.33%)
Performance Inception Date		Nov. 19, 2019
AAM Low Duration Preferred and Income Securities ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.97%	2.00%	1.83%
Performance Inception Date		Nov. 19, 2019
AAM Low Duration Preferred and Income Securities ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			4.03%	0.32%	0.16%
AAM Low Duration Preferred and Income Securities ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.42%	1.18%	1.06%

[1]	As of July 1, 2025, the Fund replaced the Fund’s underlying index, the ICE 0-5 Year Duration Exchange-Listed Preferred & Hybrid Securities Index, with the ICE 0-5 Year Duration Preferred & Hybrid Securities Index in conjunction with the addition of non-listed preferred securities to the Fund’s investment strategy.
[2]	In connection with newly adopted SEC regulations applicable to the Fund, the Bloomberg U.S. Aggregate Bond Index is the Fund’s new broad-based securities market index. The Fund will continue to show index performance for the ICE Preferred & Hybrid Securities Index, an additional benchmark index that the Adviser believes provides a more applicable comparison to the Fund’s investments.